Earnings Per Share - Computation of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Basic earnings per Common Share:
Net income attributable to Magna International Inc.	$ 2,206	$ 2,031
Weighted average number of Common Shares outstanding during the year	371.8	391.0
Basic earnings per Common Share	$ 5.93	$ 5.19
Diluted earnings per Common Share:
Net income attributable to Magna International Inc.	$ 2,206	$ 2,031
Weighted average number of Common Shares outstanding during the year	371.8	391.0
Stock options and restricted stock	2.1	2.2
Diluted	373.9	393.2
Diluted earnings per Common Share	$ 5.90	$ 5.16